Cover	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE The issuances of (i) all InMed Common Shares in exchange for each share of Mentari Common Stock and Mentari Series A Preferred Stock (including shares of Mentari Common Stock issued in the Mentari Pre-Closing Financing), (ii) all InMed Warrants in exchange for Mentari Warrants (including Mentari Pre-Funded Warrants issued in the Mentari Pre-Closing Financing), (iii) all InMed Series A Preferred Shares in exchange for shares of Mentari Series Seed Preferred Stock, (iv) all options to purchase InMed Common Shares in exchange for Mentari Options, (v) all InMed RSUs in exchange for Mentari RSUs, (vi) all InMed Common Shares issuable upon exercise of InMed Warrants issued in exchange for Mentari Warrants, (vii) all InMed Common Shares issuable upon conversion of InMed Series A Preferred Shares issued in exchange for Mentari Series Seed Preferred Stock, (viii) all InMed Common Shares issuable upon exercise of options to purchase InMed Common Shares issued in exchange for Mentari Options, and (ix) all InMed Common Shares issuable upon settlement of InMed RSUs issued in exchange for Mentari RSUs, are intended to be covered by this registration statement on Form S-4 of which this proxy statement/prospectus is a part. There is no difference between (A) the InMed Common Shares that will be issued in exchange for each share of Mentari Common Stock and Mentari Series A Preferred Stock (including shares of Mentari Common Stock issued in the Mentari Pre-Closing Financing), (B) the InMed Common Shares that will be issuable upon the exercise of InMed Warrants issued in exchange for Mentari Warrants, (C) the InMed Common Shares that will be issuable upon conversion of InMed Series A Preferred Shares issued in exchange for each share of Mentari Series Seed Preferred Stock, (D) the InMed Common Shares that will be issuable upon the exercise of options to purchase InMed Common Shares issued in exchange for Mentari Options, and (E) the InMed Common Shares that will be issuable upon the settlement of InMed RSUs that will be issued in exchange for Mentari RSUs. Capitalized terms used in this section but not defined are as defined elsewhere in this registration statement on Form S-4.
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Central Index Key	0001728328
Entity Incorporation, State or Country Code	A1
Entity Filer Category	Non-accelerated Filer
Entity Tax Identification Number	98-1428279
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Address, Address Line One	Suite 1800 – 510
Entity Address, Address Line Two	West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 0M3
City Area Code	604
Local Phone Number	669-7207
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Registrant Name	Registered Agent Solutions, Inc.
Entity Address, Address Line One	1100 H Street NW
Entity Address, Address Line Two	Suite 840
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	888
Local Phone Number	705-7274